Intangible and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Intangible and Other Non-current Assets

	December 31, 2020			December 31, 2019
	Cost	Accumulated amortization, including impairment losses	Net	Cost	Accumulated amortization, including impairment losses	Net
	RMB	RMB	RMB	RMB	RMB	RMB
Patents and technical know-how	7,846	(6,657)	1,189	7,782	(6,370)	1,412
Computer software	12,517	(9,528)	2,989	12,356	(9,116)	3,240
Goodwill (i)	8,161	(36)	8,125	46,555	(3,747)	42,808
Other	26,135	(9,797)	16,338	23,880	(8,949)	14,931

Intangible assets	54,659	(26,018)	28,641	90,573	(28,182)	62,391

Other assets			38,853			38,272

			67,494			100,663

(i)
The impairment of goodwill shall be tested in combination with its related asset groups. The recoverable amount of all cash-generating units has been determined based on value-in-use
calculations. These calculations use
post-tax
cash flow projections based on financial budgets prepared by management. The post-tax
discount rates reflect specific risks relating to the cash-generating unit.